Stockholders' Deficit - Schedule of Warrants Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Equity [Abstract]
Number of Warrants, Beginning balance | shares	55,995,917
Number of Warrants, Granted | shares	3,125,000
Number of Warrants, Exercised | shares	(10,000,000)
Number of Warrants, Cancelled/Forfeited | shares
Number of Warrants, Ending balance | shares	49,120,917
Number of Warrants, Intrinsic Value | $	$ 3,013,010
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled/Forfeited
Weighted Average Exercise Price, Ending balance
Weighted Average Exercise Price, Intrinsic Value
Weighted Average Remaining Contractual Life (In Years), Beginning balance	2 years 9 months 7 days
Weighted Average Remaining Contractual Life (In Years), Ending balance	1 year 9 months 29 days